Premises and Equipment (Summary of Premises and Equipment) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 3,363,162	¥ 3,448,754
Less: Accumulated depreciation and amortization	1,462,210	1,332,570
Premises and equipment-net	1,900,952	2,116,184
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	563,032	566,040
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	826,781	811,911
Equipment and furniture
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	472,186	484,102
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	97,508	97,066
Construction in Progress
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	37,174	25,849
Software and Software Development Costs
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	¥ 1,366,481	¥ 1,463,786